Leases - Schedule of sale leaseback payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 1,712,180	$ 1,273,413	$ 1,744,859
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	236,493	117,588	221,205
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,373,194	524,781	$ 893,291
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	33,535	63,932
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	24,828	49,218
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 8,708	$ 14,714